Schedule of Investments (unaudited)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2023-IA, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.28%, 04/15/38(a)(b)	USD	265	$ 265,932
Affirm Asset Securitization Trust
Series 2025-X1, Class A, 5.08%, 04/15/30(a)		140	140,109
Series 2025-X2, Class A, 4.45%, 10/15/30(a)		305	304,823
Affirm Master Trust, Series 2025-3A, Class A, 4.45%, 10/16/34(a)		765	767,397
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31		406	423,127
Series 2025-4, Class A, 4.30%, 07/15/30		1,901	1,925,662
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.42%, 04/28/37(a)(b)		865	868,176
ARI Fleet Lease Trust
Series 2024-A, Class A2, 5.30%, 11/15/32(a)		110	110,760
Series 2024-B, Class A2, 5.54%, 04/15/33(a)		58	58,732
Series 2025-B, Class A2, 4.59%, 03/15/34(a)		1,062	1,069,584
AutoNation Finance Trust, Series 2025-1A, Class A3, 4.62%, 11/13/29(a)		55	55,504
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/29		1,383	1,404,666
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BR3, (3-mo. CME Term SOFR + 1.85%), 5.73%, 07/20/38(a)(b)		250	250,834
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/28		267	268,577
Series 2025-A, Class A3, 4.56%, 09/25/29		500	505,029
BofA Auto Trust, Series 2025-1A, Class A3, 4.35%, 11/20/29(a)		253	254,676
Canyon CLO Ltd., Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.51%, 10/15/34(a)(b)		250	250,394
Capital One Multi-Asset Execution Trust, Series 2019- A3, Class A3, 2.06%, 08/15/28		2,000	1,978,558
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		283	283,127
CarMax Auto Owner Trust, Series 2022-3, Class A3, 3.97%, 04/15/27		117	116,956
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28		2,680	2,705,220
Series 2024-A2, Class A, 4.72%, 01/15/31		293	300,403
Series 2025-A1, Class A, 4.16%, 07/15/30		1,728	1,744,795
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		148	150,001
Series 2024-1A, Class A1, 5.52%, 05/15/36(a)		310	313,619
CNH Equipment Trust
Series 2022-B, Class A3, 3.89%, 11/15/27		183	183,192
Series 2024-A, Class A3, 4.77%, 06/15/29		376	379,234
Series 2024-C, Class A3, 4.03%, 01/15/30		203	203,669
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 4.65%, 06/25/52(a)(b)		140	138,348
Series 2021-C, Class B, 2.72%, 07/26/55(a)		65	60,878
Series 2023-A, Class A1, (SOFR (30-day) + 1.90%), 5.77%, 05/25/55(a)(b)		347	352,572
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.68%, 07/22/27(a)		265	265,932
Series 2025-1, Class A3, 4.61%, 02/24/31(a)		337	340,810
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		45	42,265
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		373	368,628
Series 2023-A, Class A, 6.37%, 02/04/48(a)		343	359,169
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class A2RR, (3-mo. CME Term SOFR + 1.60%), 5.48%, 07/18/37(a)(b)	USD	425	$ 425,993
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		280	281,275
Series 2024-1, Class A2, 5.23%, 03/20/30(a)		223	225,032
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		50	50,956
Series 2024-3, Class A3, 4.98%, 08/21/28(a)		200	202,818
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		66	67,534
Series 2024-4, Class A3, 4.56%, 11/20/28(a)		182	183,862
Series 2024-4, Class A4, 4.70%, 06/20/31(a)		50	50,791
Series 2025-2, Class A3, 4.41%, 06/20/29(a)		342	345,535
Flatiron CLO 23 LLC, Series 2023-1A, Class AR, (3- mo. CME Term SOFR + 1.24%), 5.12%, 04/17/36(a)(b)		250	250,387
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27		249	248,868
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,407,552
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,675	1,731,242
Series 2023-A, Class A3, 4.65%, 02/15/28		78	77,925
Series 2024-1, Class A, 4.87%, 08/15/36(a)(c)		1,288	1,320,839
Series 2024-A, Class A3, 5.09%, 12/15/28		1,787	1,802,194
Series 2025-2, Class A, 4.37%, 02/15/38(a)(c)		1,870	1,885,410
Ford Credit Auto Owner Trust/Ford Credit, Series 2025-1, Class A, 4.86%, 08/15/37(a)(c)		715	734,768
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	910,594
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,246	1,249,971
Series 2023-1, Class A2, (SOFR (30-day) + 1.25%), 5.23%, 05/15/28(a)(b)		1,785	1,791,064
Series 2023-1, Class B, 5.31%, 05/15/28(a)		280	281,123
Series 2024-2, Class A, 5.24%, 04/15/31(a)		545	565,031
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/49(a)		241	246,615
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		275	278,598
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1- mo. CME Term SOFR + 1.33%), 5.07%, 05/16/38(a)(b)		98	97,657
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		142	141,316
Series 2022-2, Class A4, 3.25%, 04/17/28		598	596,615
Series 2022-3, Class A4, 3.71%, 12/16/27		887	886,088
Series 2023-4, Class A3, 5.78%, 08/16/28		471	476,230
Series 2024-4, Class A3, 4.40%, 08/16/29		1,103	1,111,271
Series 2025-3, Class A3, 4.18%, 08/16/30		1,245	1,255,041
Series 2025-4, Class A3, 3.84%, 02/18/31		1,198	1,198,957
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,904	1,998,251
Series 2024-1, Class A, 4.98%, 12/11/36(a)		284	292,058
Series 2024-2, Class A, 4.52%, 03/11/37(a)		824	837,430
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		46	37,874
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		82	72,632
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		36	32,406
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/27(a)		120	120,720
Series 2025-1, Class A3, 4.49%, 04/16/29(a)		180	182,124
Higley Park CLO Ltd., Series 2025-1A, Class B1, (3- mo. CME Term SOFR + 1.65%), 5.52%, 07/24/38(a)(b)		400	401,605
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/28		664	671,291

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Hyundai Auto Receivables Trust
Series 2023-A, Class A3, 4.58%, 04/15/27	USD	172	$ 171,913
Series 2023-B, Class A3, 5.48%, 04/17/28		748	752,763
Series 2024-A, Class A3, 4.99%, 02/15/29		963	971,747
Series 2024-B, Class A3, 4.84%, 03/15/29		1,338	1,352,964
Series 2024-C, Class A3, 4.41%, 05/15/29		1,622	1,634,786
Series 2025-A, Class A3, 4.32%, 10/15/29		366	368,710
Series 2025-C, Class A3, 3.88%, 04/15/30		479	480,002
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28		294	295,710
Series 2024-A, Class A3, 4.96%, 11/15/28		981	989,596
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27(a)		193	193,952
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		113	113,934
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27(a)		85	85,409
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95%, 11/15/28		512	518,877
MMAF Equipment Finance LLC
Series 2024-A, Class A3, 4.95%, 07/14/31(a)		150	152,085
Series 2024-A, Class A4, 5.10%, 07/13/49(a)		745	770,211
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 07/15/55(a)		299	302,286
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 4.77%, 11/15/68(a)(b)		651	649,488
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		84	82,769
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		44	42,659
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		184	176,258
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		219	209,686
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		312	295,576
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		513	479,958
Series 2021-A, Class A, 0.84%, 05/15/69(a)		41	37,892
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		266	243,511
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		665	654,416
Navient Refinance Loan Trust, Series 2025-C, Class A, 4.80%, 10/15/55(a)		321	321,556
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 5.68%, 03/15/72(a)(b)		150	151,152
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/29(a)		390	391,849
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		328	309,913
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 4.59%, 04/20/62(a)(b)		247	246,074
Series 2025-1A, Class A1, (SOFR (30-day) + 0.75%), 4.91%, 10/25/33(a)(b)		615	614,986
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 5.08%, 03/15/57(a)(b)		357	355,374
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 5.33%, 05/17/55(a)(b)		702	706,481
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/27		743	744,737
OCP CLO Ltd., Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.56%, 10/18/37(a)(b)		260	260,774
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/18/37(a)(b)		420	421,468
Security		Par (000)	Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)	USD	402	$ 396,313
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		150	154,873
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 5.64%, 01/17/31(a)(b)		180	179,557
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	482,333
PFS Financing Corp.
Series 2023-A, Class A, 5.80%, 03/15/28(a)		1,030	1,033,527
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	436,896
Series 2024-B, Class A, 4.95%, 02/15/29(a)		140	141,458
Series 2024-D, Class A, 5.34%, 04/15/29(a)		115	116,997
Series 2025-B, Class A, 4.85%, 02/15/30(a)		738	751,213
Series 2025-F, Class A, 4.40%, 08/15/30(a)		493	497,789
Pikes Peak CLO 14 Ltd., Series 2023-14A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.26%, 07/20/38(a)(b)		250	250,913
Point Broadband & Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55(a)		116	116,848
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/30(a)		2,163	2,170,882
Prodigy Finance DAC, Series 2021-1A, Class A, (1- mo. CME Term SOFR + 1.36%), 5.09%, 07/25/51(a)(b)		29	28,446
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		434	413,084
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		425	421,250
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.31%, 07/15/37(a)(b)		490	491,331
Regional Management Issuance Trust
Series 2024-1, Class A, 5.83%, 07/15/36(a)		103	104,992
Series 2024-2, Class A, 5.11%, 12/15/33(a)		100	100,776
RR 21 Ltd., Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.31%, 07/15/39(a)(b)		260	260,853
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02%, 09/15/28		276	276,992
SFS Auto Receivables Securitization Trust
Series 2025-1A, Class A3, 4.75%, 07/22/30(a)		450	454,779
Series 2025-2A, Class A3, 4.44%, 12/20/30(a)		656	661,847
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 4.54%, 06/25/43(b)		112	110,725
SMB Private Education Loan Trust
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 4.87%, 06/15/37(a)(b)		298	298,295
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 4.60%, 01/15/53(a)(b)		555	549,952
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 0.00%, 01/15/53(a)(b)		652	646,219
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		453	428,327
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		469	459,362
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 5.78%, 10/16/56(a)(b)		517	526,977
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		110	112,452
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.43%, 03/15/56(a)(b)		239	241,562
Series 2024-C, Class A1A, 5.50%, 06/17/52(a)		960	985,105
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		155	155,818
Series 2025-2, Class A, 4.82%, 06/25/34(a)		661	664,799
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		66	66,783

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi Personal Loan Trust
Series 2024-1A, Class A, 6.06%, 02/12/31(a)	USD	90	$ 89,649
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		110	106,041
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		164	154,937
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)		264	264,571
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.22%, 01/05/38(a)(b)		645	647,397
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/34(a)		572	569,497
Series 2023-1A, Class A, 4.93%, 06/25/36(a)		1,000	1,023,124
Series 2025-1A, Class A, 4.65%, 05/25/38(a)		1,195	1,218,952
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4, 3.11%, 08/16/27		446	445,222
Series 2023-C, Class A3, 5.16%, 04/17/28		214	215,050
Trinitas CLO XIX Ltd., Series 2022-19A, Class A1R, (3-mo. CME Term SOFR + 1.11%), 4.99%, 10/20/33(a)(b)		363	362,890
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		165	166,205
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/55(a)		166	164,405
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/31(a)		266	272,359
Series 2024-8, Class A1A, 4.62%, 11/20/30		1,042	1,057,258
Westlake Automobile Receivables Trust, Series 2025- P1, Class A3, 4.58%, 06/15/29(a)		216	217,996
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29		1,902	1,927,180
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 5.02%, 01/24/37(a)(b)		410	409,826
Total Asset-Backed Securities — 22.5% (Cost: $86,671,162)			87,291,307
Corporate Bonds
Aerospace & Defense — 0.6%
Boeing Co. (The)
6.30%, 05/01/29		349	370,445
5.15%, 05/01/30		320	328,803
L3Harris Technologies, Inc., 5.40%, 01/15/27		28	28,405
RTX Corp.
2.65%, 11/01/26		38	37,602
3.50%, 03/15/27		470	467,727
3.13%, 05/04/27		770	761,777
5.75%, 01/15/29		349	365,029
			2,359,788
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29		440	448,229
Automobiles — 0.1%
Stellantis NV, 3.38%, 11/19/28(d)	EUR	200	237,387
Banks — 8.1%
Bank of America Corp.
3.56%, 04/23/27	USD	914	912,329
1.73%, 07/22/27		715	705,879
6.20%, 11/10/28		474	492,539
3.42%, 12/20/28		152	150,088
4.98%, 01/24/29		690	702,913
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
4.62%, 05/09/29	USD	766	$ 776,162
5.82%, 09/15/29		166	173,152
3.97%, 02/07/30		457	454,427
5.16%, 01/24/31		1,165	1,202,693
Series N, 1.66%, 03/11/27		1,220	1,214,282
Citibank N.A., 4.91%, 05/29/30		375	385,766
Citigroup, Inc.
3.20%, 10/21/26		530	526,904
4.64%, 05/07/28		1,771	1,785,376
5.17%, 02/13/30		941	965,608
4.54%, 09/19/30		525	529,175
4.95%, 05/07/31		1,225	1,251,196
4.50%, 09/11/31		952	954,946
JPMorgan Chase & Co.
3.96%, 01/29/27		97	96,983
1.47%, 09/22/27		230	225,803
6.07%, 10/22/27		696	706,943
5.57%, 04/22/28		585	596,637
4.98%, 07/22/28		1,002	1,016,926
4.92%, 01/24/29		1,880	1,914,949
5.30%, 07/24/29		969	998,603
5.00%, 07/22/30		505	518,451
5.14%, 01/24/31		93	96,124
5.10%, 04/22/31		1,397	1,442,370
4.26%, 10/22/31		530	528,392
Morgan Stanley Bank N.A.
4.95%, 01/14/28		915	923,564
4.97%, 07/14/28		765	775,667
5.02%, 01/12/29		675	687,409
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28		605	606,890
4.73%, 07/18/31		250	253,424
PNC Bank N.A., 4.54%, 05/13/27		1,060	1,061,542
Truist Financial Corp.
6.05%, 06/08/27		351	353,824
5.44%, 01/24/30		94	97,321
Wells Fargo & Co.
5.71%, 04/22/28		165	168,415
3.58%, 05/22/28		440	437,108
4.81%, 07/25/28		95	96,064
4.97%, 04/23/29		334	340,217
4.08%, 09/15/29		1,050	1,049,157
5.15%, 04/23/31		1,119	1,155,035
Series W, 4.90%, 01/24/28		821	827,912
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,215,649
			31,374,814
Biotechnology — 0.3%
AbbVie, Inc.
4.80%, 03/15/29		304	311,457
3.20%, 11/21/29		143	138,678
Amgen, Inc.
2.60%, 08/19/26		346	343,318
4.05%, 08/18/29		482	481,605
			1,275,058
Broadline Retail — 0.2%
Amazon.com, Inc.
3.90%, 11/20/28		375	376,148
4.10%, 11/20/30		290	290,316
			666,464

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets — 4.0%
Deutsche Bank AG, 5.37%, 01/10/29	USD	336	$ 342,878
Goldman Sachs Group, Inc. (The)
1.43%, 03/09/27		555	552,164
1.54%, 09/10/27		1,030	1,011,953
1.95%, 10/21/27		689	677,347
2.64%, 02/24/28		400	393,761
4.94%, 04/23/28		1,515	1,532,304
4.15%, 10/21/29		1,465	1,464,672
6.48%, 10/24/29		175	185,585
5.05%, 07/23/30		950	973,383
5.22%, 04/23/31		938	968,811
4.37%, 10/21/31		930	927,784
Morgan Stanley
3.88%, 01/27/26		758	757,897
1.59%, 05/04/27		1,719	1,704,040
4.99%, 04/12/29		935	953,520
5.17%, 01/16/30		630	646,737
5.66%, 04/18/30		417	434,441
5.04%, 07/19/30		1,092	1,119,612
4.65%, 10/18/30		375	379,537
Series I, 4.13%, 10/18/29		225	224,928
Series I, 4.36%, 10/22/31		80	79,737
UBS Group AG, 4.40%, 09/23/31(a)		235	233,857
			15,564,948
Chemicals — 0.0%
LYB International Finance III LLC, 5.13%, 01/15/31		105	105,390
Consumer Finance — 1.0%
Ally Financial, Inc., 5.74%, 05/15/29		180	184,570
Capital One Financial Corp.
1.88%, 11/02/27		488	478,810
6.31%, 06/08/29		343	359,962
4.49%, 09/11/31		320	319,531
Ford Motor Credit Co. LLC
5.80%, 03/05/27		255	258,176
4.95%, 05/28/27		215	215,781
7.35%, 11/04/27		470	490,529
5.88%, 11/07/29		400	410,606
Synchrony Financial
5.02%, 07/29/29		160	162,013
5.94%, 08/02/30		115	119,850
5.45%, 03/06/31		720	738,216
			3,738,044
Diversified REITs — 3.3%
American Tower Corp.
3.65%, 03/15/27		531	528,649
3.55%, 07/15/27		516	511,908
5.80%, 11/15/28		361	376,858
5.20%, 02/15/29		164	168,782
2.90%, 01/15/30		350	332,245
5.00%, 01/31/30		229	234,485
4.90%, 03/15/30		708	723,103
Crown Castle, Inc., 1.05%, 07/15/26		559	549,755
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30		601	602,811
Equinix, Inc.
2.90%, 11/18/26		672	665,333
1.80%, 07/15/27		722	697,499
1.55%, 03/15/28		195	184,972
2.00%, 05/15/28		89	84,928
3.20%, 11/18/29		555	532,771
2.15%, 07/15/30		235	213,139
Security		Par (000)	Value
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	USD	610	$ 620,617
VICI Properties LP
4.75%, 02/15/28		771	778,530
4.75%, 04/01/28		110	111,158
4.95%, 02/15/30		225	227,701
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		533	533,520
4.25%, 12/01/26(a)		775	774,870
5.75%, 02/01/27(a)		680	687,632
4.50%, 01/15/28(a)		874	875,755
3.88%, 02/15/29(a)		320	313,780
4.63%, 12/01/29(a)		861	859,320
4.13%, 08/15/30(a)		590	572,114
			12,762,235
Diversified Telecommunication Services — 0.2%
AT&T Inc., 1.65%, 02/01/28		435	414,653
NTT Finance Corp.
4.37%, 07/27/27(a)		275	276,433
4.62%, 07/16/28(a)		245	248,259
			939,345
Electric Utilities — 2.6%
Dominion Energy, Inc., 5.00%, 06/15/30		229	235,283
Duke Energy Carolinas LLC, 4.85%, 03/15/30		335	344,894
Duke Energy Corp.
4.85%, 01/05/29		600	611,755
3.40%, 06/15/29		110	107,373
Enel Finance International NV, 4.38%, 09/30/30(a)		510	507,844
Eversource Energy
4.75%, 05/15/26		285	285,715
4.45%, 12/15/30		150	149,160
Exelon Corp.
5.15%, 03/15/28		253	258,477
5.15%, 03/15/29		270	277,603
FirstEnergy Corp.
2.65%, 03/01/30		295	275,052
Series B, 3.90%, 07/15/27		230	229,082
Series B, 2.25%, 09/01/30		108	97,781
FirstEnergy Transmission LLC, 4.55%, 01/15/30		141	142,091
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28		29	29,440
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		445	450,288
4.85%, 02/04/28		477	485,738
NRG Energy, Inc.
2.45%, 12/02/27(a)		243	234,828
4.73%, 10/15/30(a)		295	295,374
Ohio Edison Co., 4.95%, 12/15/29(a)		131	133,962
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29		413	419,739
Pacific Gas & Electric Co.
2.10%, 08/01/27		159	154,143
5.55%, 05/15/29		947	977,088
4.55%, 07/01/30		407	405,251
Public Service Enterprise Group, Inc., 4.90%, 03/15/30		212	216,781
Southern California Edison Co., 5.65%, 10/01/28		77	79,685
Southern Co. (The), 5.50%, 03/15/29		641	665,263
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		270	269,442
Vistra Operations Co. LLC
5.05%, 12/30/26(a)		120	120,856
3.70%, 01/30/27(a)		265	263,142

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC
4.30%, 10/15/28(a)	USD	400	$ 400,308
4.30%, 07/15/29(a)		460	456,792
4.60%, 10/15/30(a)		485	484,803
			10,065,033
Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 3.40%, 05/01/30		12	11,564
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30		270	269,173
Glencore Funding LLC
4.00%, 03/27/27(a)		686	685,309
5.34%, 04/04/27(a)		216	219,339
4.91%, 04/01/28(a)		133	135,214
5.40%, 05/08/28(a)		254	260,549
6.13%, 10/06/28(a)		423	443,750
4.88%, 03/12/29(a)		185	187,968
5.37%, 04/04/29(a)		310	319,927
5.19%, 04/01/30(a)		400	411,067
			2,932,296
Ground Transportation — 0.7%
Ryder System, Inc.
2.85%, 03/01/27		370	365,190
5.25%, 06/01/28		130	133,449
4.90%, 12/01/29		65	66,348
Uber Technologies, Inc.
4.50%, 08/15/29(a)		1,125	1,125,138
4.30%, 01/15/30		410	412,561
4.15%, 01/15/31		715	712,355
			2,815,041
Health Care Providers & Services — 1.6%
Elevance Health, Inc., 5.15%, 06/15/29		316	326,068
HCA, Inc.
5.25%, 06/15/26		590	590,459
5.38%, 09/01/26		876	877,891
5.00%, 03/01/28		1,263	1,286,541
5.63%, 09/01/28		235	242,232
4.13%, 06/15/29		1,351	1,346,419
5.25%, 03/01/30		500	516,163
3.50%, 09/01/30		411	395,242
4.30%, 11/15/30		310	308,828
Humana, Inc.
5.75%, 03/01/28		124	127,848
5.38%, 04/15/31		290	299,827
			6,317,518
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.70%, 02/01/30		320	327,032
Interactive Media & Services — 0.2%
Alphabet, Inc., 4.10%, 11/15/30		330	331,013
Netflix, Inc.
5.88%, 11/15/28		215	226,047
4.88%, 06/15/30(a)		280	287,063
			844,123
IT Services — 0.6%
Dell International LLC/EMC Corp., 4.50%, 02/15/31		240	239,657
Fidelity National Information Services, Inc.
1.15%, 03/01/26		349	347,308
1.65%, 03/01/28		225	213,584
Security		Par (000)	Value
IT Services (continued)
Foundry JV Holdco LLC, 5.50%, 01/25/31(a)	USD	390	$ 402,556
Global Payments, Inc.
1.20%, 03/01/26		282	280,683
4.80%, 04/01/26		178	178,036
4.50%, 11/15/28		400	400,761
4.88%, 11/15/30		150	150,167
			2,212,752
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28		813	808,954
2.25%, 01/15/29		1,372	1,284,320
Warnermedia Holdings, Inc., 3.76%, 03/15/27		145	144,024
			2,237,298
Metals & Mining — 0.1%
Steel Dynamics, Inc., 4.00%, 12/15/28		390	389,552
Multi-Utilities — 0.1%
Consumers Energy Co.
4.60%, 05/30/29		129	131,095
4.50%, 01/15/31		270	272,975
			404,070
Oil, Gas & Consumable Fuels — 3.8%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		341	344,298
3.70%, 11/15/29		600	585,949
Cheniere Energy Partners LP, 4.50%, 10/01/29		2,178	2,182,579
Diamondback Energy, Inc.
3.50%, 12/01/29		493	478,249
5.15%, 01/30/30		480	493,712
Enbridge, Inc., 5.25%, 04/05/27		174	176,402
Energy Transfer LP
4.20%, 04/15/27		126	126,054
6.10%, 12/01/28		827	868,660
5.25%, 07/01/29		365	375,613
EQT Corp.
3.13%, 05/15/26(a)		111	110,366
6.50%, 07/01/27		155	157,989
3.90%, 10/01/27		521	518,627
4.50%, 01/15/29		650	651,533
5.00%, 01/15/29		188	190,451
6.38%, 04/01/29		881	911,642
7.00%, 02/01/30		433	470,304
7.50%, 06/01/30		890	978,972
4.75%, 01/15/31		380	382,494
Expand Energy Corp., 5.38%, 03/15/30		907	919,325
Occidental Petroleum Corp., 5.00%, 08/01/27		68	69,240
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		160	160,226
5.00%, 03/15/27		101	101,679
4.20%, 03/15/28		748	748,736
4.50%, 05/15/30		404	405,635
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30		918	932,142
Viper Energy Partners LLC, 4.90%, 08/01/30		1,285	1,299,739
Williams Cos., Inc. (The), 3.75%, 06/15/27		95	94,619
			14,735,235
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)		545	548,783

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.1%
Merck & Co., Inc., 4.15%, 03/15/31	USD	230	$ 229,279
Pfizer, Inc., 4.20%, 11/15/30		295	296,366
			525,645
Professional Services — 0.2%
Paychex, Inc., 5.10%, 04/15/30		555	571,380
Retail REITs — 0.0%
Realty Income Corp., 3.25%, 06/15/29		52	50,534
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc., 4.00%, 01/15/31		240	238,781
Broadcom, Inc.
4.00%, 04/15/29(a)		551	548,677
5.05%, 07/12/29		807	830,869
4.35%, 02/15/30		140	140,914
4.60%, 07/15/30		140	142,244
4.20%, 10/15/30		126	125,904
4.15%, 11/15/30		415	413,299
Micron Technology, Inc., 5.30%, 01/15/31		430	445,402
			2,886,090
Software — 1.1%
AppLovin Corp., 5.13%, 12/01/29		2,118	2,172,486
Oracle Corp.
2.65%, 07/15/26		71	70,416
2.80%, 04/01/27		195	191,131
3.25%, 11/15/27		738	721,963
4.20%, 09/27/29		245	240,114
4.45%, 09/26/30		420	410,901
Synopsys, Inc.
4.65%, 04/01/28		190	192,560
4.85%, 04/01/30		390	398,328
			4,397,899
Tobacco — 1.6%
Altria Group, Inc.
4.88%, 02/04/28		98	99,615
6.20%, 11/01/28		399	421,381
4.80%, 02/14/29		689	700,776
4.50%, 08/06/30		368	370,934
BAT Capital Corp.
3.56%, 08/15/27		1,406	1,395,186
6.34%, 08/02/30		414	447,770
BAT International Finance PLC
1.67%, 03/25/26		91	90,498
4.45%, 03/16/28		277	279,152
5.93%, 02/02/29		555	582,377
Philip Morris International, Inc.
4.88%, 02/15/28		642	654,323
3.13%, 03/02/28		152	149,528
3.88%, 10/27/28		151	150,816
4.38%, 04/30/30		406	408,503
4.00%, 10/29/30		495	490,506
			6,241,365
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc.
2.90%, 11/15/26		60	59,386
3.20%, 03/15/27		825	816,714
5.00%, 02/15/29		257	261,872
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		260	259,149
4.75%, 02/01/28		868	868,340
2.05%, 02/15/28		902	865,875
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S.A., Inc.
3.38%, 04/15/29	USD	694	$ 676,387
3.88%, 04/15/30		778	765,066
			4,572,789
Total Corporate Bonds — 34.1% (Cost: $130,810,777)			132,557,701
Foreign Government Obligations
Canada — 0.2%
OMERS Finance Trust, 4.38%, 03/20/30(a)		550	559,391
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 01/23/31		0 (e)	3
Total Foreign Government Obligations — 0.2% (Cost: $548,768)			559,394
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.3%
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		331	332,562
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		384	365,994
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		239	228,547
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(c)		130	131,227
Series 2025-11, Class A1, 4.98%, 10/25/70(a)(b)		304	304,417
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		196	198,235
Series 2025-7, Class A1, 5.51%, 06/25/70(a)(c)		735	741,829
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(c)		198	197,273
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		280	281,696
BRAVO Residential Funding Trust
Series 2023-NQM6, Class A1, 6.60%, 09/25/63(a)(c)		279	280,764
Series 2024-NQM1, Class A1, 5.94%, 12/01/63(a)(c)		509	512,216
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		272	274,861
Series 2025-NQM3, Class A1, 5.57%, 03/25/65(a)(c)		127	127,730
Series 2025-NQM4, Class A1, 5.61%, 02/25/65(a)(c)		328	331,734
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1, 2.72%, 11/25/59(a)(c)		77	76,192
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		120	109,595
Series 2025-11, Class A11, (SOFR (30-day) + 1.30%), 5.17%, 02/25/56(a)(b)		545	547,323
Series 2025-3, Class A11, (SOFR (30-day) + 1.30%), 5.17%, 02/25/56(a)(b)		487	486,817
COLT Mortgage Loan Trust
Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		98	96,655
Series 2023-2, Class A1, 6.60%, 07/25/68(a)(c)		103	103,007
Series 2025-4, Class A1, 5.79%, 04/25/70(a)(c)		431	436,413
Credit Suisse Mortgage Trust
Series 2015-3, Class A9, 3.50%, 03/25/45(a)(b)		63	59,139
Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		189	184,203
Cross Mortgage Trust
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		294	295,552
Series 2025-H3, Class A1, 5.88%, 04/25/70(a)(b)		603	611,324
Ellington Financial Mortgage Trust, Series 2025-INV2, Class A1, 5.39%, 05/26/70(a)(c)		387	390,260

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 4.70%, 03/25/50(a)(b)	USD	349	$ 334,553
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		566	558,021
GCAT Trust
Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		157	147,109
Series 2025-NQM6, Class A1, 0.00%, 10/25/70(a)(b)		223	222,616
GS Mortgage-Backed Securities Trust
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(a)(c)		236	236,466
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(a)(c)		173	173,411
Series 2025-PJ10, Class A27, (SOFR (30-day) + 1.35%), 5.22%, 04/25/56(a)(b)		367	367,650
HOMES Trust
Series 2023-NQM1, Class A1, 6.18%, 01/25/68(a)(c)		636	634,754
Series 2023-NQM2, Class A1, 6.46%, 02/25/68(a)(c)		573	573,911
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		408	411,353
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		372	374,642
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		67	65,786
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		309	305,231
Series 2024-2, Class A3, 6.00%, 08/25/54(a)(b)		63	63,361
Series 2025-NQM4, Class A1, 4.95%, 03/25/66(a)(b)		664	664,688
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class A9, 3.50%, 03/25/48(a)(b)		679	622,899
Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		377	329,280
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		201	184,560
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(c)		122	122,879
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(c)		291	292,754
Series 2025-NQM1, Class A1, 5.44%, 03/25/70(a)(c)		474	476,777
Series 2025-NQM2, Class A1, 5.68%, 05/27/70(a)(c)		319	321,411
Mill City Mortgage Loan Trust
Series 2017-1, Class M2, 3.25%, 11/25/58(a)(b)		69	68,213
Series 2023-NQM2, Class A1, 6.24%, 12/25/67(a)(c)		369	369,510
Mill City Mortgage Trust, Series 2015-2, Class M3, 3.69%, 09/25/57(a)(b)		242	240,733
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM5, Class A1, 5.65%, 10/25/69(a)(b)		579	585,356
Series 2025-DSC1, Class A1, 5.56%, 03/25/70(a)(c)		367	371,356
Series 2025-NQM4, Class A1, 5.59%, 06/25/70(a)(c)		517	520,914
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		237	224,010
Series 2025-NQM2, Class A1, 5.57%, 04/25/65(a)(c)		242	244,971
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)(b)		451	451,968
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 4.75%, 01/25/60(a)(b)		383	382,281
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		165	144,259
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)(b)		620	618,356
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(c)		315	316,227
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		143	144,873
Series 2025-NQM4, Class A1, 5.40%, 02/25/55(a)(c)		288	289,843
Series 2025-NQM6, Class A1, 5.60%, 03/25/65(a)(c)		240	242,003
PRET Trust, Series 2025-RPL2, Class A1, 4.00%, 08/25/64(a)(c)		93	90,709
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		270	241,514
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(c)		931	936,467
PRP Advisors LLC
Series 2023-NQM2, Class A1, 6.25%, 08/25/68(a)(c)		98	98,755
Series 2023-NQM3, Class A1, 6.22%, 11/25/68(a)(c)		322	325,443
Series 2024-NQM2, Class A1, 6.33%, 06/25/69(a)(c)		79	79,890
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRP Advisors LLC
Series 2024-RCF1, Class A1, 4.00%, 01/25/54(a)(c)	USD	78	$ 76,832
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		218	219,318
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		382	334,646
Residential Mortgage Loan Trust, Series 2019-3, Class M1, 3.26%, 09/25/59(a)(b)		208	206,309
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		308	311,648
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, 4.51%, 11/25/63(a)(b)		343	344,339
Series 2025-10, Class A26F, (SOFR (30-day) + 1.25%), 5.12%, 11/25/55(a)(b)		558	557,821
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		120	120,202
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		66	64,212
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.57%, 10/25/53(a)(b)		147	146,812
Series 2016-2, Class M1, 3.00%, 08/25/55(a)(b)		132	131,020
Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		231	227,381
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		58	57,463
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)		222	220,458
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		155	153,955
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(c)		121	113,862
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(c)		200	192,680
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(c)		296	284,857
Series 2023-2, Class A1, 6.19%, 03/25/68(a)(c)		900	899,238
Series 2023-2, Class A2, 6.60%, 03/25/68(a)(c)		155	154,608
Series 2023-3, Class A1, 5.93%, 03/25/68(a)(c)		531	531,080
Series 2025-3, Class A1, 5.62%, 05/25/70(a)(c)		599	605,507
Series 2025-9, Class A1, 4.94%, 10/27/70(a)(b)		289	288,877
			28,420,453
Commercial Mortgage-Backed Securities — 8.0%
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.35%, 06/15/42(a)(b)		260	260,809
Series 2025-AOA, Class B, (1-mo. CME Term SOFR + 2.00%), 5.75%, 06/15/42(a)(b)		147	147,350
ALA Trust
Series 2025-OANA, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 06/15/40(a)(b)		299	300,121
Series 2025-OANA, Class B, (1-mo. CME Term SOFR + 1.84%), 5.59%, 06/15/40(a)(b)		211	211,527
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.02%, 04/15/34(a)(b)		420	399,920
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		439	426,642
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 04/15/42(a)(b)		300	300,187
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		975	1,004,730
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		195	204,977
Series 2024-5YR8, Class A3, 5.88%, 08/15/57		220	230,405
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52		181	178,633
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1- mo. CME Term SOFR + 1.80%), 5.55%, 05/15/35(a)(b)		386	386,268

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.67%, 03/15/37(a)(b)	USD	200	$ 189,319
Series 2024-5C29, Class A3, 5.21%, 09/15/57		640	657,756
Series 2024-5C31, Class A3, 5.61%, 12/15/57		390	406,553
Series 2025-5C33, Class A4, 5.84%, 03/15/58		250	263,195
Benchmark Mortgage Trust
Series 2022-B34, Class AM, 3.82%, 04/15/55(b)		265	240,284
Series 2024-V12, Class A3, 5.74%, 12/15/57		1,100	1,150,796
Series 2025-V18, Class B, 5.95%, 10/15/58		270	277,567
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 11/15/41(a)(b)		100	100,062
Series 2024-UNIV, Class B, (1-mo. CME Term SOFR + 1.84%), 5.59%, 11/15/41(a)(b)		70	70,108
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 07/15/39(a)(b)		278	278,186
Series 2025-5MW, Class B, 5.16%, 10/10/42(a)(b)		378	381,904
Series 2025-660F, Class B, (1-mo. CME Term SOFR + 1.80%), 5.55%, 11/15/42(a)(b)		305	305,949
Series 2025-EWEST, Class B, (1-mo. CME Term SOFR + 1.90%), 5.65%, 06/15/42(a)(b)		260	260,000
Series 2025-FPM, Class A, 5.01%, 10/10/40(a)(b)		161	162,827
Series 2025-FPM, Class B, 5.59%, 10/10/40(a)(b)		190	192,430
BMO Mortgage Trust
Series 2024-5C6, Class A3, 5.32%, 09/15/57		330	339,366
Series 2025-5C9, Class AS, 6.17%, 04/15/58(b)		155	162,166
Series 2025-C11, Class A5, 5.69%, 02/15/58		216	227,970
Series 2025-C11, Class ASB, 5.68%, 02/15/58		185	195,874
BPR Trust, Series 2025-STAR, Class B, 5.38%, 11/05/42(a)(b)		200	200,729
BSTN Commercial Mortgage Trust
Series 2025-1C, Class A, 5.37%, 06/15/44(a)(b)		197	202,292
Series 2025-HUB, Class A, 4.90%, 04/13/41(a)(b)		150	150,593
BX Commercial Mortgage Trust
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 5.51%, 12/09/40(a)(b)		344	344,003
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 08/15/41(a)(b)		421	422,073
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 5.89%, 08/15/41(a)(b)		309	310,475
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.61%, 10/15/41(a)(b)		201	202,105
Series 2024-MF, Class B, (1-mo. CME Term SOFR + 1.69%), 5.44%, 02/15/39(a)(b)		124	124,078
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 04/15/37(a)(b)		429	429,434
Series 2024-BIO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.39%, 02/15/41(a)(b)		626	624,642
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 04/15/41(a)(b)		95	95,360
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 5.84%, 03/15/41(a)(b)		250	250,000
Series 2024-PAT, Class B, (1-mo. CME Term SOFR + 3.04%), 6.79%, 03/15/41(a)(b)		100	100,406
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 06/15/41(a)(b)		380	379,881
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		500	511,312
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.10%, 10/15/42(a)(b)		257	257,160
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2025-ROIC, Class A, (1-mo. CME Term SOFR + 1.14%), 4.89%, 03/15/30(a)(b)	USD	511	$ 510,369
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 06/15/35(a)(b)		185	185,000
CALI Mortgage Trust, Series 2024-SUN, Class A, (1- mo. CME Term SOFR + 1.89%), 5.67%, 07/15/41(a)(b)		260	260,321
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	508,246
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	518,173
Series 2017-CD5, Class AAB, 3.22%, 08/15/50		253	251,032
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	813,667
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AAB, 2.98%, 11/15/49		31	31,391
Series 2018-B2, Class A4, 4.01%, 03/10/51		535	532,412
COAST Commercial Mortgage Trust, Series 2023- 2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.34%, 08/15/36(a)(b)		300	299,813
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.39%, 08/15/41(a)(b)		190	189,704
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	947,275
DBC Mortgage Trust, Series 2025-DBC, Class A, (1- mo. CME Term SOFR + 1.35%), 5.10%, 11/15/42(a)(b)		385	385,297
DK Trust, Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.33%, 08/15/37(a)(b)		96	96,149
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(b)		730	733,833
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(b)		730	733,833
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		645	660,042
Extended Stay America Trust, Series 2025-ESH, Class B, (1-mo. CME Term SOFR + 1.60%), 5.35%, 10/15/42(a)(b)		295	295,461
GS Mortgage Securities Trust
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 6.54%, 03/15/28(a)(b)		415	417,053
Series 2024-RVR, Class A, 5.20%, 08/10/41(a)(b)		120	121,885
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		110	113,981
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/40(a)(b)		280	290,301
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.46%, 10/19/42(a)(b)		465	465,908
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.88%, 11/05/37(a)(b)		100	100,285
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 5.10%, 03/15/42(a)(b)		299	299,373
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 11/15/41(a)(b)		160	158,803
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		301	296,617
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 5.37%, 09/15/29(a)(b)		93	90,377
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		100	82,305
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		270	272,714

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LBA Trust, Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 10/15/41(a)(b)	USD	250	$ 250,357
MCR Mortgage Trust, Series 2024-HF1, Class A, (1- mo. CME Term SOFR + 1.79%), 5.54%, 12/15/41(a)(b)		90	90,409
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		131	128,804
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		422	423,519
Series 2025-MFS, Class B, 5.51%, 06/10/33(a)(b)		256	258,567
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.66%, 02/10/47(a)(b)		210	220,712
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 10/15/40(a)(b)		215	215,669
Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 4.96%, 02/15/42(a)(b)		179	177,549
PRM5 Trust, Series 2025-PRM5, Class A, 4.47%, 03/10/33(a)(b)		376	375,860
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class B, (1-mo. CME Term SOFR + 1.50%), 5.25%, 03/15/35(a)(b)		100	99,688
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.78%, 10/10/48		962	959,476
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 4.99%, 12/15/39(a)(b)		185	185,401
TEXAS Commercial Mortgage Trust, Series 2025- TWR, Class A, (1-mo. CME Term SOFR + 1.29%), 5.04%, 04/15/42(a)(b)		327	327,414
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A4, 3.56%, 01/15/59		31	30,691
Series 2016-C33, Class A4, 3.43%, 03/15/59		204	203,812
Series 2016-LC24, Class A3, 2.68%, 10/15/49		700	694,815
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	789,777
Series 2024-5C2, Class A3, 5.92%, 11/15/57(b)		90	94,740
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		331	336,123
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.54%, 07/15/40(a)(b)		100	102,339
			31,145,766
Interest Only Commercial Mortgage-Backed Securities — 0.0%
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.75%, 01/15/49(b)		349	3
Total Non-Agency Mortgage-Backed Securities — 15.3% (Cost: $59,407,882)			59,566,222
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Federal Farm Credit Banks Funding Corp.
2.17%, 10/29/29		700	663,572
1.30%, 02/03/31		770	673,490
1.48%, 11/26/32		1,000	841,213
1.68%, 09/17/35		2,080	1,641,902
Federal Home Loan Banks, 2.06%, 09/27/29		1,000	944,001
			4,764,178
Collateralized Mortgage Obligations — 2.9%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		13	12,942
Series 2019-73, Class P, 3.00%, 03/25/48		350	339,606
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2020-79, Class JA, 1.50%, 11/25/50	USD	353	$ 327,286
Series 2024-91, Class FA, (SOFR (30-day) + 1.20%), 5.07%, 12/25/54(b)		1,093	1,096,725
Series 2024-94, Class FB, (SOFR (30-day) + 1.42%), 5.29%, 12/25/54(b)		247	249,418
Series 2025-69, Class E, 5.00%, 06/25/51		2,327	2,349,176
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		26	26,132
Series 4274, Class PN, 3.50%, 10/15/35		31	30,545
Series 4390, Class CA, 3.50%, 06/15/50		5	4,912
Series 4459, Class BN, 3.00%, 08/15/43		213	200,635
Series 4494, Class KA, 3.75%, 10/15/42		7	6,923
Series 4752, Class PL, 3.00%, 09/15/46		235	227,321
Series 4777, Class CB, 3.50%, 10/15/45		114	113,480
Series 4941, Class MB, 3.00%, 07/25/49		215	195,210
Series 5000, Class MA, 2.00%, 06/25/44		166	156,762
Series 5006, Class KA, 2.00%, 06/25/45		492	455,343
Series 5105, Class LA, 1.50%, 04/15/44		476	464,962
Series 5249, Class HA, 4.00%, 09/25/49		1,837	1,828,660
Series 5478, Class FH, (SOFR (30-day) + 1.45%), 5.32%, 04/25/54(b)		751	757,770
Series 5480, Class FA, (SOFR (30-day) + 1.45%), 5.32%, 03/25/54(b)		742	748,053
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		821	805,761
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		307	295,793
Series 2020-127, Class LP, 1.50%, 06/20/50		359	292,735
			10,986,150
Mortgage-Backed Securities — 4.3%
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		845	800,832
2.50%, 12/01/27 - 12/01/36		1,002	963,389
3.00%, 09/01/30 - 09/01/35		4,155	4,049,247
3.03%, 12/01/27		1,223	1,204,271
3.50%, 05/01/37		431	423,297
4.00%, 03/01/32 - 08/01/49		3,651	3,573,075
4.50%, 09/01/26 - 05/01/38		328	331,269
5.00%, 06/01/39		952	978,970
5.50%, 05/01/38		141	146,242
5.81%, 06/01/31		1,362	1,414,958
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.57%), 6.48%, 07/01/44(b)		85	88,668
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 6.55%, 06/01/45(b)		50	52,273
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.69%), 6.60%, 07/01/43(b)		105	109,560
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		372	353,811
3.00%, 12/01/31 - 02/01/36		601	582,993
3.50%, 04/01/32 - 11/01/38		374	366,920
4.00%, 09/01/33 - 06/01/37		988	981,207
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.54%, 03/01/45(b)		74	76,490
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.62%, 05/01/45(b)		206	215,847
			16,713,319
Total U.S. Government Sponsored Agency Securities — 8.4% (Cost: $32,645,612)			32,463,647

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.75%, 05/31/26 - 08/31/26	USD	20,685	$ 20,322,518
2.13%, 05/31/26		950	944,310
4.38%, 08/15/26		1,500	1,507,099
0.88%, 09/30/26		20,000	19,605,366
3.50%, 09/30/26		800	799,415
1.13%, 10/31/26		6,000	5,879,298
3.75%, 04/15/28 - 05/15/28		2,840	2,855,083
3.63%, 05/31/28		1,600	1,604,188
3.88%, 06/15/28		5,300	5,345,547
1.00%, 07/31/28		4,055	3,804,730
2.88%, 08/15/28		5,700	5,608,488
Total U.S. Treasury Obligations — 17.6% (Cost: $68,092,455)			68,276,042
Total Long-Term Investments — 98.1% (Cost: $378,176,656)			380,714,313

	Shares
Short-Term Securities
Money Market Funds — 1.3%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.64%(f)	5,257,200	5,257,200
Total Short-Term Securities — 1.3% (Cost: $5,257,200)		5,257,200
Total Investments — 99.4% (Cost: $383,433,856)		385,971,513
Other Assets Less Liabilities — 0.6%		2,294,431
Net Assets — 100.0%		$ 388,265,944

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than 1,000.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	828	03/31/26	$ 172,877	$ 135,211
30-Day Federal Funds	47	07/31/26	18,941	11,801
30-Day Federal Funds	47	08/31/26	18,954	14,299
3-month SOFR	77	12/15/26	18,643	19,900
				181,211

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Schatz	3	03/06/26	$ 376	$ 350
U.S. Treasury Bonds (30 Year)	23	03/20/26	2,659	21,841
U.S. Treasury Notes (10 Year)	48	03/20/26	5,397	38,510
U.S. Ultra Treasury Notes (10 Year)	50	03/20/26	5,751	7,338
U.S. Treasury Notes (5 Year)	438	03/31/26	47,875	3,808
				71,847
				$ 253,058
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,081	EUR	17,000	Wells Fargo Bank N.A.	03/18/26	$30

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 87,291,307	$ —	$ 87,291,307
Corporate Bonds	—	132,557,701	—	132,557,701
Foreign Government Obligations	—	559,394	—	559,394
Non-Agency Mortgage-Backed Securities	—	59,566,222	—	59,566,222
U.S. Government Sponsored Agency Securities	—	32,463,647	—	32,463,647
U.S. Treasury Obligations	—	68,276,042	—	68,276,042
Short-Term Securities
Money Market Funds	5,257,200	—	—	5,257,200
	$ 5,257,200	$ 380,714,313	$ —	$ 385,971,513

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Short Duration Taxable Total Return Series
(Formerly BATS: Series S Portfolio)
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 30	$ —	$ 30
Interest Rate Contracts	253,058	—	—	253,058
	$ 253,058	$ 30	$ —	$ 253,088

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Co.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate